5. Capitalized Software Development Costs: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Year Ending March 31,
2013	$283,384
2014	100,384
$383,768